Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared Quarterly Cash Dividends (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
		Aug. 31, 2021	May 31, 2021	Aug. 31, 2021	Dec. 31, 2021
Class Of Stock [Line Items]
Record Date		Aug. 31, 2021	May 31, 2021	Dec. 03, 2021
Payment Date		Sep. 15, 2021	Jun. 15, 2021	Dec. 15, 2021	Dec. 15, 2021
Aggregate Payment					$ 12,285
Series A Preferred Shares
Class Of Stock [Line Items]
Aggregate Payment		$ 2,625	$ 1,808	$ 2,625
Per Depositary Share Payment	[1]	$ 0.44	$ 0.30	$ 0.44
Series B Preferred Shares
Class Of Stock [Line Items]
Aggregate Payment		$ 2,917		$ 2,917
Per Depositary Share Payment	[1]	$ 0.49		$ 0.49

[1]	Rounded to the nearest whole cent.